WARRANTS – DERIVATIVE FINANCIAL LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
		Oct. 28, 2024 USD ($)	Sep. 11, 2024 USD ($) $ / shares shares	Jun. 27, 2024 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 16, 2025 $ / shares	Jun. 15, 2025 $ / shares	Jan. 15, 2025 $ / shares shares	Jan. 14, 2025 $ / shares	Dec. 31, 2024 € / shares	Sep. 16, 2024 shares	Jul. 15, 2024 $ / shares shares	Jul. 14, 2024 $ / shares	Jul. 10, 2024 shares	Jun. 21, 2024 shares	Mar. 31, 2024 shares	Feb. 01, 2024 shares	Mar. 07, 2023 shares	Jul. 26, 2022 shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance of private placement			$ 5,350
Gross proceeds on escrow and payable percentage			20.00%
Gross proceeds from escrow			$ 1,072
Adjustments of escrow			1,072
Transaction costs			$ 4,278		$ 10,724	$ 3,232	$ 13,493	$ 7,891	$ 1,128
Exercise price | $ / shares				$ 4.7025
Public offering price per share | € / shares														€ 1
Number of shares issued | shares								579							793			1,818				1,000,000
Risk-free interest rate					4.06%
Cash placement fee percentage							2.00%
Transaction cost							$ 1,113
Third party [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants		$ 76					$ 59
Risk-free interest rate		4.11%					4.38%
Expected volatility		59.10%					58.90%
Expected dividend yield		0.00%					0.00%
Expected term of warrants		5 years 4 months 24 days					5 years 2 months 12 days
Provision for fair value of financial liability percentage		3.00%					3.00%
Placement agent agreement [member]
IfrsStatementLineItems [Line Items]
Cash placement fee percentage							10.00%
Gross proceeds on cash proceeds percentage							3.00%
Pre-funded unit [member]
IfrsStatementLineItems [Line Items]
Public offering price per share | $ / shares			$ 28.49
Pre-funded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 0.00285
Number of shares issued | shares			131,930
Fair value of warrants		$ 1,809
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Sale of Common shares | shares			187,719
Public offering price per share | $ / shares					$ 0.000000000000287					$ 0.000000000000041	$ 0.00000000000001	$ 4.70250014886352	$ 0.165			$ 0.165	$ 0.0022
Number of shares issued | shares			55,789	11,699,000		1,494	472,000					33,155,000				44,800,000			117	1,251	234	160,227	1
Number of shares issued and outstanding | shares	[1]				379,504		40,535
Two series A common warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 28.5
Series B common warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			0.00285
Public offering price per share | $ / shares			$ 28.5
Number of shares issued | shares			195,381
Fair value of warrants		2,680
Series A common warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 1.00
Number of shares issued | shares			766,201				277,439
Adjustment of exercise price | $ / shares			$ 13.9
Fair value of warrants		$ 5,845					$ 4,921
Risk-free interest rate		4.11%					4.38%
Expected volatility		59.10%					58.90%
Expected dividend yield		0.00%					0.00%
Expected term of warrants		5 years 4 months 24 days					5 years 2 months 12 days
Number of shares issued and outstanding | shares							488,762
Derivative financial liabilities							$ 1,322
Cash placement fee percentage							3.00%
Gross proceeds on cash proceeds percentage							3.00%
Provision for fair value of financial liability percentage							3.00%

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) see also notes 1.E – 1.H.